Acquisition - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 09, 2019	Dec. 31, 2019	Dec. 31, 2020
Business Acquisition [Line Items]
Senior credit facility, net of debt discount		$ 2,437	$ 2,153
Convertible preferred stock redeemable option period	5 years 6 months
Increase in goodwill			1,700
Goodwill		11,424	13,102
Identifiable acquired assets			10,800
All Other
Business Acquisition [Line Items]
Acquisition costs		1,200
Senior Credit Facility
Business Acquisition [Line Items]
Business combination funded through additional borrowings		72,527	70,972
FMG Valdosta, LLC and FMG Kentucky, LLC
Business Acquisition [Line Items]
Revenues		700
Operating income		$ 200
FMG Valdosta, LLC and FMG Kentucky, LLC | SG Broadcasting
Business Acquisition [Line Items]
Business combination purchase price	$ 43,100		43,002
Business combination fees and expenses	1,200
Goodwill			$ 13,102
FMG Valdosta, LLC and FMG Kentucky, LLC | SG Broadcasting | Series A Convertible Preferred Stock
Business Acquisition [Line Items]
Business combination equity issued	22,000
FMG Valdosta, LLC and FMG Kentucky, LLC | SG Broadcasting | Senior Credit Facility
Business Acquisition [Line Items]
Business combination funded through additional borrowings	23,400
Senior credit facility, net of debt discount	800
Net proceeds from senior credit facility	$ 22,600